REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Balances (Details) ¥ in Millions, $ in Millions	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Contract with Customer, Liability
Current contract liabilities	¥ 1,760	$ 242	¥ 1,637
Long-term contract liabilities	1,182	$ 163	1,072
Total contract liabilities	¥ 2,942		¥ 2,709